Financial Instruments and Financial Risk Management - Schedule of Percentage Increase Decrease in USD Exchange Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2023 [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	(3.80%)	3.10%
2024 [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	9.50%	0.60%
2025 [Member]
Schedule of Percentage Increase Decrease in USD exchange rate [Line Items]
Percentage increase (decrease)	(16.30%)	(12.50%)